Convertible Promissory Notes: Schedule of Long-term Debt Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Tables/Schedules
Schedule of Long-term Debt Instruments

Face value of convertible promissory notes issued	$ 1,655,000
Discount recognized at issuance due to embedded derivatives	$ (882,945)
Financing costs	$ (130,800)
Accretion expense	$ 82,455
Accreted value of convertible promissory notes as of September 30, 2016	$ 723,710